Segment Information - Analysis of Carrying Amount of Non-Current Assets, Being Property, Plant and Equipment, Exploration and Evaluation Assets and Other Intangible Assets and Leasehold Land Prepayments Analysed by Geographical Area (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of geographical areas [line items]
Non current assets	₨ 1,085,174	$ 14,304	₨ 1,025,897
India [member]
Disclosure of geographical areas [line items]
Non current assets	1,008,838	13,297	954,629
South Africa [member]
Disclosure of geographical areas [line items]
Non current assets	51,048	673	44,486
Namibia [member]
Disclosure of geographical areas [line items]
Non current assets	9,904	131	8,870
Taiwan [member]
Disclosure of geographical areas [line items]
Non current assets	8,928	118	10,029
Others [member]
Disclosure of geographical areas [line items]
Non current assets	₨ 6,456	$ 85	₨ 7,883